Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz Global Investors Dynamic Multi-Asset Plus Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all expense limitations and fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio’s subadviser, Allianz Global Investors U.S. LLC (“AllianzGI” or “Subadviser”), pursues the Portfolio’s investment objective through a combination of active allocation between asset classes and actively managed strategies within those asset classes. AllianzGI allocates the Portfolio’s investments among asset classes in response to changing market, economic, and political factors and events that AllianzGI believes may affect the value of the Portfolio’s investments. In making investment decisions for the Portfolio AllianzGI seeks to identify trends and turning points in the global markets. To gain exposure to the various asset classes, AllianzGI incorporates actively managed strategies and/or passive instruments, including exchange-traded funds (“ETFs”) and exchange-traded notes, and derivative instruments such as futures. The Portfolio also seeks to limit portfolio volatility. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

The Portfolio invests directly and indirectly in globally diverse equity securities and in U.S. dollar denominated fixed income securities. The Portfolio targets a long-term average strategic asset allocation of 60% to global developed equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”). The Portfolio may also use an “Opportunistic Component” whereby it invests up to 10% of its assets in any combination of the following asset classes: emerging market equities, emerging market debt, high yield debt (commonly known as “junk bonds”), commodities, Treasury Inflation-Protected Securities (“TIPS”) and real estate securities, including U.S. and non-U.S. real estate investment trusts (“REITs”). The Portfolio may either invest directly in these different types of securities or indirectly through derivatives and other instruments.

AllianzGI analyzes market cycles, economic cycles and valuations, of each asset class and their components and may adjust the Portfolio’s exposures to individual holdings and asset classes. AllianzGI also employs a risk management strategy, which may cause an adjustment to the Portfolio’s asset allocation in an effort to mitigate certain downside risks. Depending on market conditions, the Equity Component may range between approximately 10% and 70% of the Portfolio’s assets and the Fixed Income Component may range between approximately 20% and 90% of the Portfolio’s assets. Apart from this strategic asset allocation, the Portfolio may use its Opportunistic Component. Combined investments in the Equity Component and the Opportunistic Component are limited to 80% of the Portfolio’s assets at the time of investment.

AllianzGI adjusts the Portfolio’s exposure to the Equity Component, the Fixed Income Component, and the Opportunistic Component in response to momentum and momentum reversion signals in an effort to mitigate downside risk in times of severe market stress, and to increase the return potential in favorable markets. While AllianzGI attempts to mitigate the downside risk to stabilize performance, there can be no assurance that the Portfolio will be successful in doing so. Momentum is the tendency of investments to exhibit persistence in their performance. Momentum reversion is the tendency that a performance trend will ultimately change and move in an opposite direction. AllianzGI believes negative momentum suggests future periods of negative investment returns and increased volatility. When the momentum signals for an asset class indicate negative momentum, AllianzGI tends to reduce, sometimes significantly, the Portfolio’s exposure to that asset class. AllianzGI believes positive momentum suggests future periods of positive investment returns and typical levels of market volatility. When the momentum signals for an asset class indicate positive momentum, AllianzGI tends to increase the Portfolio’s exposure to that asset class.

In addition to the momentum and momentum reversion signals, AllianzGI also applies fundamental analysis to locate opportunities to seek to improve the Portfolio’s return. Fundamental analysis may contribute to an adjustment of the Portfolio’s exposure to the asset classes that exhibit the strongest return prospects. The fundamental analysis attempts to locate opportunities not identified from momentum-related signals.

After determining the asset allocation among the Components, AllianzGI selects the particular investments that are intended to obtain exposure to the relevant asset classes. The Portfolio may invest in any type of equity or fixed income security, including common and preferred stocks, ETFs, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The Portfolio may invest in securities of companies across the capitalization spectrum, including smaller capitalization companies. The Portfolio also may invest in commodities or investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The Portfolio is expected to be highly diversified across industries, sectors, and countries. AllianzGI may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the Portfolio’s target asset allocation, or if the instrument is otherwise deemed inappropriate.

In implementing these investment strategies, the Portfolio may make substantial use of over-the-counter (OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the Portfolio, currency forwards, and structured notes. The Portfolio may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. For more information about these derivatives investments, please see “Investment Strategies and Risks” in the Statement of Additional Information. The Portfolio will maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Separately, the Portfolio will make use of an interest rate overlay that: (1) will use a combination of interest rate swaps, interest rate futures, Treasury futures and total return swaps (“Interest Rate Derivatives”) and (2) will have a nominal value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives may change in different market environments, but is normally expected to stay within the range of approximately 25% to 35% of net assets. AllianzGI expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not use Interest Rate Derivatives. AllianzGI anticipates that under normal market conditions the Portfolio’s Interest Rate Derivatives will have a maturity of approximately 10 years.

The Portfolio may allocate up to 25% of its total assets to its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”), in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. AllianzGI also manages the assets of the Subsidiary. The Subsidiary will invest in commodity-related instruments such as futures, option and swap contracts, equity and fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, as well as cash, cash equivalents and other investments intended to serve as margin, collateral or coverage for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions with respect to liquidity and leverage and will follow the same compliance policies and procedures as the Portfolio. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. In addition, there can be no assurance that employing a “risk balanced” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Volatility Management Risk.    Although AllianzGI attempts to adjust the Portfolio’s overall exposure to volatility, there can be no guarantee that AllianzGI will be successful in managing the Portfolio’s overall level of volatility. The Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses because of the investment techniques employed by AllianzGI to manage volatility, the implementation of those strategies by AllianzGI or the limitations of those strategies in times of extremely low volatility or extremely high volatility. Under certain market conditions, the use of volatility management strategies by AllianzGI may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon AllianzGI’s analysis of various factors and the mix of asset classes that results from such analysis, which may prove incorrect. The Portfolio may experience losses or poor relative performance if AllianzGI allocates a significant portion of the Portfolio’s assets to an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such arrangements had not been used.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Commodities Risk.    Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Non-Diversification Risk.    Because the Portfolio invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than would be the value of a portfolio that invests in a larger number of issuers.

Subsidiary Risk.    By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio.

Tax Risk.    In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Because income from certain commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio does not generally expect to invest directly in such instruments. Rather, the Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Portfolio invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than would be the value of a portfolio that invests in a larger number of issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio commenced operations on April 14, 2014. As a result, it does not have a significant operating history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio commenced operations on April 14, 2014. As a result, it does not have a significant operating history.
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.36%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.30%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[2]
Net Operating Expenses	rr_NetExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	620
5 Years	rr_ExpenseExampleYear05	1,142
10 Years	rr_ExpenseExampleYear10	2,573

[1]	Expenses have been restated to reflect current fees.
[2]	MetLife Advisers, LLC, has contractually agreed, for the period from May 1, 2015, through April 30, 2016, to waive fees or reimburse expenses (other than Acquired Fund Fees and Expenses, interest, taxes, brokerage costs, and any extraordinary expenses) so as to limit Net Operating Expenses (other than Acquired Fund Fees and Expenses, interest, taxes, brokerage costs, and any extraordinary expenses) of the Portfolio to 1.20% for Class B shares. This arrangement may be modified or discontinued prior to April 30, 2016, only with the approval of the Board of Trustees of the Portfolio.